NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Net loss per share(4)
NET LOSS PER SHARE

NOTE 17 - NET LOSS PER SHARE

As the Business Combination has been accounted for as a reverse recapitalization, the consolidated financial statements of the merged entity reflect the continuation of Legacy Stardust Power consolidated financial statements. Legacy Stardust Power equity has been retroactively adjusted to the earliest period presented to reflect the legal capital of the legal acquirer, GPAC II. As a result, net loss per share was also retrospectively adjusted for periods ended prior to the Business Combination. See Note 3 for details of this recapitalization.

The following table sets forth the computation of the basic and diluted net loss per share:

	Year ended December 31, 2025	Year ended December 31, 2024

Numerator:
Net loss	$(15,723,636)	$(23,753,863)
Denominator:
Weighted average shares outstanding	7,385,168	4,282,194
Net loss per share, basic and diluted	$(2.13)	$(5.55)

The following potentially dilutive shares were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented, because including them would have had an anti-dilutive effect:

	December 31, 2025	December 31, 2024
Unvested common stock – restricted shares (Note 8)	-	6,270
Restricted stock options	26,560	70,999
Restricted stock units	143,708	248,640
Performance stock units	50,658	50,658
Sponsor earnout shares (Note 3)*	-	-
Public warrants	486,413	486,413
Private placement warrants	556,666	556,666
Short term loan warrants	86,591	-
Private placement warrants	6,425	-
2025 Convertible note shares	822,340	-
2025 Convertible note warrants	411,245	-

*	The Sponsor Earnout Shares (as defined in the Business Combination Agreement) were not included for purposes of calculating the number of diluted shares outstanding as of December 31, 2025, as the Sponsor earnout shares remain contingently forfeitable, as the conditions have not been met

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS